DRINKER BIDDLE & REATH LLP
One Logan Square, Ste. 2000
Philadelphia, PA  19103
Telephone:  215-988-2700

May 29, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Community Capital Trust (the “Trust”) (Formerly, The Community Reinvestment Act Qualified Investment Fund) – Post-Effective Amendment No. 24 (Registration No. 333-71703)

On behalf of the Trust, transmitted herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 24, and for filing under the Investment Company Act of 1940, as amended, is Amendment No. 26, to the Registration Statement on Form N-1A (the “Amendment”) of the Trust.  The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act to register shares of a new series of the Trust, the CCM Active Income Fund and to respond to staff comments on the Amendment, finalize certain disclosure and file certain exhibits.

Please note that on the effective date of the Amendment, the Trust’s name will be changed to Community Capital Trust and the Trust’s existing series will be known as The Community Reinvestment Act Qualified Investment Fund.

Questions and comments may be directed to the undersigned at (312) 569-1107 or, in the undersigned’s absence, to Mary Jo Reilly at (215) 988-1137.

Sincerely yours

/s/ David L. Williams
David L. Williams